Pension, Profit Sharing and Other Benefit Plans	12 Months Ended
Sep. 30, 2017
PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS
Pension, Profit Sharing and Other Benefit Plans

NOTE 12—PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS

Deferred Compensation Plan

We have a non-qualified deferred compensation plan offered to a select group of highly compensated employees. The plan provides participants with the opportunity to defer a portion of their compensation in a given plan year. The liabilities associated with the non-qualified deferred compensation plan are included in other long-term liabilities in our Consolidated Balance Sheets and totaled $11.4 million and $10.6 million at September 30, 2017 and 2016, respectively.

In the first quarter of fiscal 2015, we began making contributions to a rabbi trust to provide a source of funds for satisfying a portion of these deferred compensation liabilities. The total carrying value of the assets set aside to fund deferred compensation liabilities as of September 30, 2017 and 2016 were $5.3 million and $3.6 million, respectively, which were comprised entirely of life insurance contracts. The carrying value of the life insurance contracts is based on the cash surrender value of the policies. Changes in the carrying value of the deferred compensation liability, and changes in the carrying value of the assets held in the rabbi trust are reflected in our Consolidated Statements of Operations.

Defined Contribution Plans

We have profit sharing and other defined contribution retirement plans that provide benefits for most U.S. employees. Certain of these plans require us to match a portion of eligible employee contributions up to specified limits. These plans also allow for additional company contributions at the discretion of the Board of Directors. We also have a defined contribution plan for European employees that were formerly eligible for the European defined benefit plan described below. Under this plan, we match a portion of the eligible employee contributions up to limits specified in the plan. Company contributions to defined contribution plans aggregated $13.3 million, $12.1 million and $10.9 million in 2017, 2016 and 2015, respectively.

Employee Stock Purchase Plan

We sponsor a noncompensatory Employee Stock Purchase Plan (“ESPP”), which allows eligible employees to purchase common stock of the Company at a discount rate of 5% of the market price per share on the last trading day of the offering period. Annual employee contributions are limited to $25,000, are voluntary, and made through a bi-weekly payroll deduction.

Defined Benefit Pension Plans

Certain employees in the U.S. are covered by a noncontributory defined benefit pension plan for which benefits were frozen as of December 31, 2006 (curtailment). The effect of the U.S. plan curtailment is that no new benefits have been accrued after that date. Approximately one-half of our European employees are covered by a contributory defined benefit pension plan for which benefits were frozen as of September 30, 2010. Although the effect of the European plan curtailment is that no new benefits will accrue after September 30, 2010, the plan is a final pay plan, which means that benefits will be adjusted for increases in the salaries of participants until their retirement or departure from the company. The European plan was amended in 2014 to reduce the amount of participant compensation used in computing the pension liability for certain participants. U.S. and European employees hired subsequent to the dates of the curtailment of the respective plans are not eligible for participation in the defined benefit plans.

During fiscal year 2016, we partially settled our remaining obligations associated with the U.S. plan. The plan offered certain retired, vested participants the opportunity to voluntarily elect to receive their benefits as an immediate lump sum distribution. The lump sum distribution was paid out from plan assets in September 2016 and resulted in a settlement loss of $2.7 million, which is recorded in other non-operating expense for the year ended September 30, 2016.

Our funding policy for the defined benefit pension plans provides that contributions will be at least equal to the minimum amounts mandated by statutory requirements. Based on our known requirements for the U.S. and U.K. plans, as of September 30, 2017, we expect to make contributions of approximately $5.1 million in 2018. September 30 is used as the measurement date for these plans.

The unrecognized amounts recorded in accumulated other comprehensive income (loss) will be subsequently recognized as net periodic pension cost, consistent with our historical accounting policy for amortizing those amounts. We will recognize actuarial gains and losses that arise in future periods and are not recognized as net periodic pension cost in those periods as increases or decreases in other comprehensive income (loss), net of tax, in the period they arise. We adjust actuarial gains and losses recognized in other comprehensive income (loss) as they are subsequently recognized as a component of net periodic pension cost. The unrecognized actuarial gain or loss included in accumulated other comprehensive income (loss) at September 30, 2017 and expected to be recognized in net pension cost during fiscal 2018 is a loss of $2.7 million ($2.1 million net of income tax). The unrecognized actuarial gain was $10.1 million in fiscal year 2017, which was primarily driven by an increase in discount rates used in the calculation of the net benefit obligation, changes in mortality assumptions, and higher investment returns on plan assets. No plan assets are expected to be returned to us in 2018.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit pension plans were as follows (in thousands):

September 30,	2017	2016

Projected benefit obligation	$235,097	$241,117
Accumulated benefit obligation	235,097	241,117
Fair value of plan assets	209,722	194,253

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

September 30,	2017	2016
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$241,117	$227,527
Service cost	617	595
Interest cost	7,091	8,972
Actuarial (gain) loss	(10,082)	41,583
Gross benefits paid	(7,549)	(8,365)
Settlements	—	(10,424)
Foreign currency exchange rate changes	3,903	(18,771)
Net benefit obligation at the end of the year	235,097	241,117

Change in plan assets:
Fair value of plan assets at the beginning of the year	194,253	201,502
Actual return on plan assets	14,915	23,775
Employer contributions	5,354	4,271
Gross benefits paid	(7,549)	(8,365)
Settlements	—	(10,424)
PBGC Premium paid	(348)	(362)
Administrative expenses	(547)	(925)
Foreign currency exchange rate changes	3,644	(15,219)
Fair value of plan assets at the end of the year	209,722	194,253

Unfunded status of the plans	(25,375)	(46,864)
Unrecognized net actuarial loss	58,572	72,909
Net amount recognized	$33,197	$26,045

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(58,572)	$(72,909)
Deferred tax asset	15,033	19,236
Valuation allowance on deferred tax asset	(2,107)	(5,153)
Accumulated other comprehensive loss	$(45,646)	$(58,826)

The components of net periodic pension cost (benefit) were as follows (in thousands):

	September 30,
	2017	2016	2015
Service cost	$617	$595	$670
Interest cost	7,091	8,972	9,073
Expected return on plan assets	(12,928)	(13,182)	(13,835)
Amortization of actuarial loss	3,700	1,869	705
Settlement loss	—	2,671	—
Administrative expenses	474	177	163
Net pension cost (benefit)	$(1,046)	$1,102	$(3,224)

Years ended September 30,	2017	2016	2015
Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	3.3%	3.0%	4.1%
Rate of compensation increase	3.2%	3.1%	3.1%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	3.0%	4.1%	4.2%
Expected return on plan assets	6.8%	6.8%	6.9%
Rate of compensation increase	3.1%	3.1%	3.2%

The long-term rate of return assumption represents the expected average rate of earnings on the funds invested or to be invested to provide for the benefits included in the benefit obligations. That assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses, and the potential to outperform market index returns.

We have the responsibility to formulate the investment policies and strategies for the plans’ assets. Our overall policies and strategies include: maintain the highest possible return commensurate with the level of assumed risk, and preserve benefit security for the plans’ participants.

We do not direct the day-to-day operations and selection process of individual securities and investments and, accordingly, we have retained the professional services of investment management organizations to fulfill those tasks. The investment management organizations have investment discretion over the assets placed under their management. We provide each investment manager with specific investment guidelines by asset class.

The target ranges for each major category of the plans’ assets at September 30, 2017 are as follows:

Allocation
Asset Category	Range
Equity securities	20% to 55%
Debt securities	25% to 75%
Cash	0% to 55%
Real estate	0% to 10%

Our defined benefit pension plans invest in cash and cash equivalents, equity securities, fixed income securities, pooled separate accounts and common collective trusts. Our plans also invest in diversified growth funds that hold underlying investments in equities, fixed-income securities, commodities, and real estate. The following table presents the fair value of the assets of our defined benefit pension plans by asset category and their level within the fair value hierarchy (in thousands). See Note 3 for a description of each level within the fair value hierarchy.

All assets measured at the net asset value (NAV) practical expedient in the table below are invested in pooled separate accounts or common collective trusts which do not have publicly quoted prices. The fair value of the pooled separate accounts and common collective trusts are determined based on the net asset value of the underlying investments. The fair value of the underlying investments held by the pooled separate accounts and common collective trusts, other than real estate investments, is generally based upon quoted prices in active markets. The fair value of the underlying investments comprised of real estate properties is determined through an appraisal process which uses valuation methodologies including comparisons to similar real estate and discounting of income streams.

	September 30, 2017				September 30, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets held at fair value:
Cash equivalents	$2,665	$—	$—	$2,665	$3,071	$—	$—	$3,071

Plan assets held at net asset value practical expedient*:
Equity Funds				101,433				83,877
Fixed Income Funds				84,188				72,219
Diversifies Growth Funds				16,646				27,525
Real Estate Funds				4,790				7,561
Total assets held at net asset value practical expedient:				$207,057				$191,182

Total Plan Assets				$209,722				$194,253

* Plan assets measured at fair value using NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The pension plans held no direct positions in Cubic Corporation common stock as of September 30, 2017 and 2016.

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2018	$8,330
2019	8,753
2020	9,148
2021	9,358
2022	9,543
2022-2026	50,890